Share-based Awards (Tables)	9 Months Ended
Sep. 30, 2015
Summary of Stock Option Activity
The following table summarizes option activity for the nine months ended September 30, 2015:
	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

Outstanding at December 31, 2014	2,227,700	$28.00	$10.40

Granted	259,059	$68.25	$19.75
Exercised	(686,467)	$26.58	$10.18
Forfeited	(64,842)	$24.59	$9.48

Outstanding at September 30, 2015	1,735,450	$34.64	$11.91	4.85

Exercisable at September 30, 2015	695,902	$25.19	$9.71	3.51

Summary of Movement in Non-Vested Share Options
The following table summarizes the movement in non-vested share options for the nine months ended September 30, 2015:
	Options Outstanding Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value

Non vested outstanding at December 31, 2014	1,203,150	$30.54	$10.98

Granted	259,059	$68.25	$19.75
Vested	(379,992)	$28.25	$10.49
Forfeited	(42,669)	$25.19	$10.20

Non vested outstanding at September 30, 2015	1,039,548	$40.97	$13.38

Weighted Average Fair Values and Assumptions Used
The weighted average fair values and assumptions used were as follows:

	Nine Months Ended
	September 30,	September 30,
	2015	2014

Weighted average fair value	$19.75	$15.51
Assumptions:
Expected volatility	30%	31%
Dividend yield	0%	0%
Risk-free interest rate	1.58%	1.66%
Expected life	5 years	5 years

RSU and PSU Activity
The following table summarizes RSU and PSU activity for the nine months ended September 30, 2015:

	PSU Outstanding Number of Shares	PSU Weighted Average Fair Value	PSU Weighted Average Remaining Contractual Life	RSU Outstanding Number of Shares	RSU Weighted Average Fair Value	RSU Weighted Average Remaining Contractual Life

Outstanding at December 31, 2014	669,171	$39.78	1.77	1,038,996	$35.19	1.67

Granted	283,394	$68.06		383,169	$66.94
Shares vested	-	-		(227,805)	$25.32
Forfeited	(16,147)	$42.73		(61,555)	$41.85

Outstanding at September 30, 2015	936,418	$48.34	1.72	1,132,805	$47.55	1.67

Schedule of Non-cash Stock Compensation Expense
Non-cash stock compensation expense for the three and nine months ended September 30, 2015 has been allocated as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2015	2014	2015	2014
	(In thousands)		(In thousands)
Direct costs	$4,976	$3,661	$12,942	$9,034
Selling, general and administrative	4,055	2,984	11,101	7,362

Total compensation costs	$9,031	$6,645	$24,043	$16,396